Condensed Consolidated Statements of Equity - USD ($) shares in Thousands, $ in Thousands	Total	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interests in Consolidated Entities	Convertible Preferred Stock	Redeemable Noncontrolling Interests
Beginning balance (in shares) at Dec. 31, 2015		2,011					0
Beginning balance at Dec. 31, 2015	$ 136,636	$ 20	$ 234,716	$ (202,546)	$ 0	$ 104,471	$ 0	$ 240
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Equity-based compensation (in shares)		5
Equity-based compensation	11,573		6,073	5,439		61
Amortization of preferred stock discount	0
Dividends declared - preferred stock	0
Deferred compensation plan distribution (in shares)		0
Deferred compensation plan distribution	0
Employee advances	(41)		(41)
Contributions from noncontrolling interests	2,373					2,373
Reallocation of carrying value	(1,469)		(2,623)			1,154		1,469
Redemption value adjustment	(936)			(936)				936
Net income (loss)	(2,396)
Net income (loss)	(11,256)					(8,860)		(1,147)
Ending balance (in shares) at Dec. 31, 2016		2,016					0
Ending balance at Dec. 31, 2016	90,149	$ 20	237,796	(200,439)	0	52,772	$ 0	1,480
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Equity-based compensation (in shares)		4
Equity-based compensation	8,469		7,746	684		39
Acquisitions (in shares)		71
Acquisitions	5,454	$ 1	5,062			391		2,658
Amortization of preferred stock discount	0
Dividends declared - preferred stock	0
Deferred compensation plan distribution (in shares)		3
Deferred compensation plan distribution	229		229
Employee advances	(433)		(433)
Contributions from noncontrolling interests	983					983
Reallocation of carrying value	(1,187)		(681)			(506)		1,187
Redemption value adjustment	(1,270)			(1,270)				1,270
Distributions to consolidated noncontrolling interests	(239)			(19)		(220)
Net income (loss)	(18,352)			(18,352)
Net income (loss)	(18,710)					(358)		(1,484)
Ending balance (in shares) at Dec. 31, 2017		2,094					0
Ending balance at Dec. 31, 2017	30,957	$ 21	249,695	(219,396)	(135)	772	$ 0	5,111
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(5,723)
Ending balance (in shares) at Mar. 31, 2018		2,103					0
Ending balance at Mar. 31, 2018	32,105	$ 21	255,037	(224,281)	(232)	1,560	$ 0	4,662
Beginning balance (in shares) at Dec. 31, 2017		2,094					0
Beginning balance at Dec. 31, 2017	30,957	$ 21	249,695	(219,396)	(135)	772	$ 0	5,111
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Equity-based compensation (in shares)		4
Equity-based compensation	6,069		6,061			8
Acquisitions (in shares)		9
Acquisitions	838		838					(838)
Amortization of preferred stock discount	0
Dividends declared - preferred stock	$ 0
Deferred compensation plan distribution (in shares)	2	2
Deferred compensation plan distribution	$ 134
Employee advances	45		45
Contributions from noncontrolling interests	2,666					2,666
Reallocation of carrying value	(1,166)		530			(1,696)		1,166
Redemption value adjustment	738			738				(738)
Distributions to consolidated noncontrolling interests	(14)			(14)
Foreign currency translation adjustment	(251)				(213)	(38)
Net income (loss)	3,237
Net income (loss)	2,946					(291)		151
Ending balance (in shares) at Jun. 30, 2018		2,109					0
Ending balance at Jun. 30, 2018	42,962	$ 21	257,303	(215,435)	(348)	1,421	$ 0	4,852
Beginning balance (in shares) at Dec. 31, 2017		2,094					0
Beginning balance at Dec. 31, 2017	30,957	$ 21	249,695	(219,396)	(135)	772	$ 0	5,111
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Equity-based compensation (in shares)		6
Equity-based compensation	10,019		10,009			10
Acquisitions (in shares)		9					8,120
Acquisitions	838		838				$ 203,000	(838)
Amortization of preferred stock discount	(730)			(730)			$ 730
Dividends declared - preferred stock	(4,466)			(4,466)
Deferred compensation plan distribution (in shares)		3
Deferred compensation plan distribution	241
Employee advances	(82)		(82)
Contributions from noncontrolling interests	2,666					2,666
Reallocation of carrying value	(1,166)		530			(1,696)		1,166
Redemption value adjustment	168			168				(168)
Distributions to consolidated noncontrolling interests	(14)					(14)		(300)
Foreign currency translation adjustment	(363)				(363)			(57)
Net income (loss)	10,182
Net income (loss)	9,258					(924)		(1,438)
Ending balance (in shares) at Dec. 31, 2018		2,392					8,120
Ending balance at Dec. 31, 2018	65,901	$ 24	280,159	(214,242)	(498)	458	$ 200,847	3,531
Beginning balance (in shares) at Mar. 31, 2018		2,103					0
Beginning balance at Mar. 31, 2018	32,105	$ 21	255,037	(224,281)	(232)	1,560	$ 0	4,662
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Equity-based compensation (in shares)		4
Equity-based compensation	2,272		2,272
Amortization of preferred stock discount	0
Dividends declared - preferred stock	$ 0
Deferred compensation plan distribution (in shares)	1	2
Deferred compensation plan distribution	$ 54
Employee advances	(60)		(60)
Redemption value adjustment	(100)			(100)				100
Distributions to consolidated noncontrolling interests	(14)			(14)
Foreign currency translation adjustment	(137)				(116)	(21)
Net income (loss)	8,960
Net income (loss)	8,842					(118)		90
Ending balance (in shares) at Jun. 30, 2018		2,109					0
Ending balance at Jun. 30, 2018	42,962	$ 21	257,303	(215,435)	(348)	1,421	$ 0	4,852
Beginning balance (in shares) at Dec. 31, 2018		2,392					8,120
Beginning balance at Dec. 31, 2018	65,901	$ 24	280,159	(214,242)	(498)	458	$ 200,847	3,531
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Equity-based compensation (in shares)		5
Equity-based compensation	4,812		4,836			(24)
Acquisitions (in shares)		60
Acquisitions	3,748	$ 1	3,747
Investment in Real Estate Advisory Holdings LLC (in shares)		17
Investment in Real Estate Advisory Holdings LLC	887		887
Amortization of preferred stock discount	(975)						$ 975
Dividends declared - preferred stock	$ (5,583)			(5,583)
Deferred compensation plan distribution (in shares)	2
Deferred compensation plan distribution	$ 73		73
Employee advances	353		353
Contributions from noncontrolling interests	455					455
Reallocation of carrying value	(356)		(234)			(122)		356
Redemption value adjustment	13			13				(13)
Distributions to consolidated noncontrolling interests	(63)					(63)
Foreign currency translation adjustment	205				205			30
Net income (loss)	822			822
Net income (loss)	528					(294)		(289)
Ending balance (in shares) at Jun. 30, 2019		2,476					8,120
Ending balance at Jun. 30, 2019	69,998	$ 25	289,821	(219,965)	(293)	410	$ 201,822	3,615
Beginning balance (in shares) at Mar. 31, 2019		2,470					8,120
Beginning balance at Mar. 31, 2019	70,595	$ 25	287,129	(216,703)	(483)	627	$ 201,338	3,810
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Equity-based compensation (in shares)		5
Equity-based compensation	2,654		2,681			(27)
Acquisitions	7		7
Investment in Real Estate Advisory Holdings LLC	113		113
Amortization of preferred stock discount	(484)						$ 484
Dividends declared - preferred stock	$ (2,791)			(2,791)
Deferred compensation plan distribution (in shares)	1	1
Deferred compensation plan distribution	$ 27
Employee advances	104		104
Redemption value adjustment	(99)			(99)				99
Distributions to consolidated noncontrolling interests	(59)					(59)
Foreign currency translation adjustment	190				190			16
Net income (loss)	112
Net income (loss)	(19)					(131)		(310)
Ending balance (in shares) at Jun. 30, 2019		2,476					8,120
Ending balance at Jun. 30, 2019	$ 69,998	$ 25	$ 289,821	$ (219,965)	$ (293)	$ 410	$ 201,822	$ 3,615